Financial instruments - fair values and risk management - Measurement of fair values (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Financial instruments - fair values and risk management
Liabilities at beginning of period	$ 470,820	$ 474,031	$ 474,031
Liabilities at end of period	437,925		470,820	$ 474,031
Assets at beginning of period	322,044	312,983	312,983
Assets at end of period	302,156		322,044	312,983
Assets valued based on Level 3 fair values	0
Share Warrant Obligations | Level 3 fair values
Financial instruments - fair values and risk management
Liabilities at beginning of period	13,035	22,029	22,029	32,109
Net change in fair value	(10,605)	(4,764)	(8,994)	(10,080)
Liabilities at end of period	2,430	17,265	13,035	22,029
Put option liability | Level 3 fair values
Financial instruments - fair values and risk management
Liabilities at beginning of period	27,475
Purchase		14,180
Net change in fair value	770	(294)	3,800
Liabilities at end of period	28,245	13,886	27,475
Other non-current liabilities | Level 3 fair values
Financial instruments - fair values and risk management
Liabilities at beginning of period	577
Purchase		16,194
Net change in fair value	(507)	(7,123)
Liabilities at end of period	$ 70	9,071	577
Other non-current assets | Level 3 fair values
Financial instruments - fair values and risk management
Assets at beginning of period		107	107
Purchases		11,067
Net change in fair value		(5,013)	$ (4,422)
Assets at end of period		$ 6,161		$ 107